Earnings Per Ordinary Share - Summary of Earnings Per Ordinary Share (Detail) - EUR (€) € / shares in Units, € in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amount
Basic earnings	[1]	€ 4,761	€ 5,464	€ 4,975
Basic earnings from discontinued operations, amount		0	0	441
Basic earnings from continuing operations, amount		4,761	5,464	4,534
Diluted earnings, amount		4,761	5,464	4,975
Diluted earnings from discontinued operations, amount		0	0	441
Diluted earnings from continuing operations, amount		€ 4,761	€ 5,464	€ 4,534
Weighted average number of ordinary shares outstanding during the period
Basic earnings		3,888.9	3,882.8	3,875.0
Stock option and share plans		1.5	2.8	3.5
Total effect of dilutive instruments		1.5	2.8	3.5
Diluted earnings		3,890.4	3,885.6	3,878.5
Per ordinary share
Basic earnings	[1]	€ 1.22	€ 1.41	€ 1.28
Basic earnings from discontinued operations		0	0	0.11
Basic earnings from continuing operations	[1]	1.22	1.41	1.17
Diluted earnings	[1]	1.22	1.41	1.28
Diluted earnings from discontinued operations		0	0	0.11
Diluted earnings from continuing operations	[1]	€ 1.22	€ 1.41	€ 1.17

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.